Prepayments, Deposits and Other Receivables	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments, Deposits and Other Receivables
12.	PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Consideration receivables on disposal of investments to independent third parties	—	46,408	—
Consideration receivable on disposal of subsidiaries to independent third parties (Note 5 C)	—	44,885	10,000
Receivables from former subsidiaries	—	24,020	—
Prepayments	2,658	1,814	2,661
Deposits	66	115	337
Other receivables	87	7,482	3,939
Less: impairment loss provided under expected credit loss model	—	(501)	(501)

	2,811	124,223	16,436

The expected credit loss was assessed with reference to the credit status of the debtors, and the expected credit loss as of December 31, 2021, 2022 and 2023 are nil, US$501 and US$501, respectively.
None of the above assets is past due or credit-impaired. The consideration receivables on disposal of investments and subsidiaries and receivables from former subsidiaries are subsequently fully settled as of the date of these financial statements. The other financial assets included in the above balances relate to receivables for which there was no recent history of default.